Offerings - Offering: 1	Nov. 10, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Class A Ordinary Shares, par value EUR0.01
Amount Registered | shares	25,000,000
Proposed Maximum Offering Price per Unit	106.28
Maximum Aggregate Offering Price	$ 2,657,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 366,931.70
Offering Note	In accordance with Rules 456(b) and 457(r), the registrant initially deferred payment of all of the registration fee for the Registration Statement on Form F-3ASR (Registration No. 333-286932) filed by the registrant on May 2, 2025. This estimate is made pursuant to Rule 457(c) under the Securities Act of 1933, as amended, solely for the purposes of calculating the registration fee, and is based on a price of $106.28 per share, which represents the average high and low prices per share of the registrant's Class A Ordinary Shares, par value EUR0.01 per share as reported on the Nasdaq Global Select Market on November 7, 2025.